RESTRICTED STOCK UNITS (Details) (USD $)	1 Months Ended					12 Months Ended
	Feb. 28, 2014	Jan. 31, 2014	Jan. 31, 2013 management_company	May 31, 2012	Sep. 30, 2010	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011	Dec. 31, 2012	Sep. 27, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common shares reserved										800,000
RSUs granted			94,476
RSUs fair values						$ 4.53	$ 9.19	$ 13.67	$ 5.25
RSUs fair value granted						$ 9.48	$ 6.74
RSUs fair value settled						$ 9.32	$ 9.65	$ 13.63
Shares issued			35,061	11,301
Value of shares paid	$ 464,630		$ 181,610	$ 159,763
RSU share settlement (Percent)	50.00%		50.00%
RSU cash settlement (Percent)	50.00%		50.00%
Number of management companies			2
Number of RSU vesting years			3 years		3 years
Share-based payment award, award vesting period		1/3	1/3		1/3
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate		33.33%	33.33%		33.33%
RSUs granted		55,111
Number Of Management Companies That Received Award		2
Shares issued	49,489
Number of RSU vesting years		3 years
Restricted Stock Units Granted to Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU outstanding, beginning balance		88,157	66,307			88,157	66,307
RSU settled						(41,134)	(25,388)	(9,857)
RSUs granted						27,555	47,238
RSU outstanding, ending balance						74,578	88,157	76,164
Restricted Stock Units Granted to Management Companies [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU outstanding, beginning balance		88,161	66,311			88,161	66,311
RSU settled						(41,136)	(25,388)	(9,857)
RSUs granted						27,556	47,238
RSU outstanding, ending balance						74,581	88,161	76,168
Restricted Stock Units Granted Total [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
RSU outstanding, beginning balance		176,318	132,618			176,318	132,618
RSU settled						(82,270)	(50,776)	(19,714)
RSUs granted						55,111	94,476
RSU outstanding, ending balance						149,159	176,318	152,332
Restricted Stock Units Expense [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock unit (income) expense						$ 200,000	$ 900,000		$ 900,000